PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2025	2024

Receivables from governmental authorities	$142	$119
Prepaid expenses	36	38
Others	7	-
	$185	$157